                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 6/30/03
                         -----------

Item 1. Report to Shareholders


       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                 B SHARES                C SHARES
                            since 01/07/54           since 12/20/91          since 07/20/93
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/ SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES      CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           11.50%      11.37%        7.06%       7.06%       5.59%       5.59%

10-year                    6.31        5.68         5.79        5.79          --          --

5-year                    -6.81       -7.91        -7.55       -7.75       -7.52       -7.52

1-year                    -3.95       -9.45        -4.81       -9.57       -4.75       -5.71

6-month                   10.70        4.29        10.23        5.23       10.21        9.21
----------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Enterprise Fund is managed by the adviser's Multi-Cap Growth team. Current members include(1) Jeff D. New, Managing Director; Mike Davis, Executive Director; Mary Jayne Maly, Executive Director; and Sean Conner, Vice President. This discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Although stocks experienced slightly negative performance during the first quarter of 2003, they did extremely well during the second quarter.

        -- In the first few months of the year, stock investors were concerned about an impending war, mixed economic data and worse-than-anticipated corporate earnings reports.

        -- The end of major combat operations in Iraq boosted consumer confidence and led investors to return to the stock market--focusing especially on higher-risk, higher-growth names.

        -- In the second quarter of 2003, the Standard & Poor's (S&P) 500 Index realized a 15 percent gain--its best quarterly return in five years.

        -- Despite stocks' strong performance and interest rates at 45-year lows, we still believed the economic picture, although moderately improving, was uncertain and that considerable investment risks were still present.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The fund underperformed its benchmarks, the Russell 1000(R) Growth Index and the S&P 500 Index.

        -- Van Kampen Enterprise Fund returned 10.70 percent for the six months that ended June 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmarks, the Russell 1000(R) Growth Index and the S&P 500 Index, returned 13.09 and 11.75 percent, respectively.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Poor stock selection in the consumer-discretionary, technology and industrial sectors were the most significant negative factors affecting the fund's results:

        -- Consumer-discretionary stock Jones Apparel Group, a designer and retailer of women's apparel, dragged down results. Jones's stock suffered from a dispute over its licensing agreement with Polo Ralph Lauren.

        -- In the technology sector, we generally favored established companies with strong financial statements. This included software giant Microsoft, whose stock went up during the period but not nearly as much as more-speculative technology names with weaker fundamentals--names we de-emphasized in the portfolio. Although this stance hurt recent performance, we took it because we continued to have questions about the strength of the market recovery.

        -- Tyco International, a conglomerate with a diverse business line, provided the biggest negative impact on fund results in the industrial sector.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The fund benefited from strong stock selection in the health-care and financial sectors as well as a timely decision to de-emphasize consumer staples stocks:(2)

        -- Biotechnology companies, including Gilead Sciences and Amgen, were among the fund's most successful health-care investments. The

TOP 10 HOLDINGS AS OF 6/30/03               TOP 10 INDUSTRIES AS OF 6/30/03
Microsoft                      4.0%         Pharmaceuticals                  11.6%
General Electric               3.3          Systems Software                  5.8
Pfizer                         3.1          Communications Equipment          5.1
Cisco Systems                  2.7          Computer Hardware                 4.8
Dell Computer                  1.8          Biotechnology                     4.6
Hewlett-Packard                1.7          Semiconductors                    4.0
Citigroup                      1.7          Industrial Conglomerates          3.3
Amgen                          1.6          Diversified Banks                 3.1
Wal-Mart Stores                1.6          Managed Health Care               3.1
Best Buy                       1.5          Health Care Equipment             2.6

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

            biotech sector benefited from an increasingly favorable environment, thanks in part to improved responsiveness from the Food and Drug Administration. Faster response times from the FDA enabled promising products to be approved more quickly.

        -- Many of the fund's financial holdings performed well, especially those whose earnings have some positive correlation to an improvement in the stock market. Among the diversified financial-services companies that helped the fund were J.P. Morgan Chase, Citigroup, and Bank of America.

        -- De-emphasizing consumer staples also added to performance. During an environment in which the stock market rapidly gained ground, many investors were reluctant to own slow-but-steady growers.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. As of June 30, 2003, the fund's three largest positions were in Microsoft, General Electric and Pfizer:(2)

        -- We were attracted to Microsoft's high percentage of recurring revenues, its very strong competitive position, and its substantial cash position, which gives the company considerable flexibility compared to its competitors.

        -- General Electric shares benefited from the company's decision to sell non-core assets and focus on their primary businesses. However, we continued to closely monitor GE's future earnings potential.

        -- We believed that Pfizer's merger with Pharmacia was a positive development. We also thought the company was less susceptible than its competitors to pricing pressure from generic drug makers.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. Markets are unpredictable, a fact borne out by stocks' recent down-and-up performance. We continue to take a long-term view of investing, however, and are focusing on the same investment strategy we follow in all types of market environments. We will continue to monitor the economy and stock market. Whatever happens next, we encourage our shareholders to look past day-to-day changes in stock prices and focus on their investments' long-term results.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by Calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
COMMON STOCKS  96.7%
ADVERTISING  0.4%
Univision Communications, Inc., Class A (a).................    230,000   $    6,992,000
                                                                          --------------

AIR FREIGHT & COURIERS  0.3%
United Parcel Service, Inc., Class B........................     88,000        5,605,600
                                                                          --------------
APPAREL & ACCESSORIES  1.2%
Coach, Inc. (a).............................................    291,000       14,474,340
Liz Claiborne, Inc. ........................................    159,000        5,604,750
                                                                          --------------
                                                                              20,079,090
                                                                          --------------
APPAREL RETAIL  0.8%
The Gap, Inc. ..............................................    743,000       13,938,680
                                                                          --------------

APPLICATION SOFTWARE  0.7%
SAP AG--ADR (Germany).......................................    423,000       12,360,060
                                                                          --------------

BIOTECHNOLOGY  4.4%
Amgen, Inc. (a).............................................    392,000       26,044,480
Biogen, Inc. (a)............................................    192,000        7,296,000
Genentech, Inc. (a).........................................    268,000       19,328,160
Gilead Sciences, Inc. (a)...................................    239,000       13,283,620
IDEC Pharmaceuticals Corp. (a)..............................    218,000        7,412,000
                                                                          --------------
                                                                              73,364,260
                                                                          --------------
BREWERS  1.0%
Anheuser-Busch Cos., Inc. ..................................    316,000       16,131,800
                                                                          --------------
BROADCASTING & CABLE TV  1.4%
Clear Channel Communications, Inc. (a)......................    143,000        6,061,770
Comcast Corp., Class A (a)..................................    188,000        5,673,840
E.W. Scripps Co., Class A...................................    124,000       11,001,280
                                                                          --------------
                                                                              22,736,890
                                                                          --------------
CASINOS & GAMING  0.7%
International Game Technology...............................    106,000       10,846,980
                                                                          --------------

COMMUNICATIONS EQUIPMENT  4.9%
Cisco Systems, Inc. (a).....................................  2,555,000       42,642,950
Comverse Technology, Inc. (a)...............................    499,000        7,499,970
Extreme Networks, Inc. (a)..................................    939,000        4,976,700
Foundry Networks, Inc. (a)..................................    352,000        5,068,800

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
COMMUNICATIONS EQUIPMENT (CONTINUED)
Nokia Corp.--ADR (Finland)..................................    335,000   $    5,504,050
Nortel Networks Corp. (Canada) (a)..........................  1,892,000        5,108,400
UTStarcom, Inc. (a).........................................    285,000       10,137,450
                                                                          --------------
                                                                              80,938,320
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  1.4%
Best Buy Co., Inc. (a)......................................    539,000       23,672,880
                                                                          --------------

COMPUTER HARDWARE  4.6%
Dell Computer Corp. (a).....................................    902,000       28,827,920
Hewlett-Packard Co. ........................................  1,302,000       27,732,600
International Business Machines Corp. ......................    238,000       19,635,000
                                                                          --------------
                                                                              76,195,520
                                                                          --------------
COMPUTER STORAGE & PERIPHERALS  1.0%
EMC Corp. (a)...............................................    527,000        5,517,690
Lexmark International, Inc., Class A (a)....................    145,000       10,261,650
                                                                          --------------
                                                                              15,779,340
                                                                          --------------
CONSUMER FINANCE  1.7%
American Express Co. .......................................    239,000        9,992,590
Capital One Financial Corp. ................................    114,000        5,606,520
MBNA Corp. .................................................    250,000        5,210,000
SLM Corp. ..................................................    192,000        7,520,640
                                                                          --------------
                                                                              28,329,750
                                                                          --------------
DATA PROCESSING & OUTSOURCING SERVICES  1.6%
First Data Corp. ...........................................    494,000       20,471,360
Fiserv, Inc. (a)............................................    147,000        5,234,670
                                                                          --------------
                                                                              25,706,030
                                                                          --------------
DIVERSIFIED BANKS  3.0%
AmSouth Bancorp.............................................    407,000        8,888,880
Bank of America Corp. ......................................    228,000       18,018,840
FleetBoston Financial Corp. ................................    280,000        8,318,800
Wachovia Corp. .............................................    143,000        5,714,280
Wells Fargo & Co. ..........................................    173,000        8,719,200
                                                                          --------------
                                                                              49,660,000
                                                                          --------------
DIVERSIFIED CAPITAL MARKETS  0.7%
J.P. Morgan Chase & Co. ....................................    359,000       12,270,620
                                                                          --------------

DIVERSIFIED COMMERCIAL SERVICES  0.7%
Apollo Group, Inc., Class A (a).............................    104,000        6,423,040
Equifax, Inc. ..............................................    196,000        5,096,000
                                                                          --------------
                                                                              11,519,040
                                                                          --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.3%
Celestica, Inc. (Canada) (a)................................    361,700        5,700,392
                                                                          --------------


See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
ELECTRONIC MANUFACTURING SERVICES  0.4%
Flextronics International Ltd. (Singapore) (a)..............    561,000   $    5,828,790
                                                                          --------------

FOOTWEAR  0.6%
Reebok International Ltd. (a)...............................    299,000       10,055,370
                                                                          --------------

GENERAL MERCHANDISE STORES  0.6%
Dollar General Corp. .......................................    539,000        9,842,140
                                                                          --------------

HEALTH CARE DISTRIBUTORS  0.5%
McKesson Corp. .............................................    231,000        8,255,940
                                                                          --------------

HEALTH CARE EQUIPMENT  2.5%
Alcon, Inc. (Switzerland) (a)...............................    204,900        9,363,930
Boston Scientific Corp. (a).................................    182,000       11,120,200
St. Jude Medical, Inc. (a)..................................    166,000        9,545,000
Zimmer Holdings, Inc. (a)...................................    266,000       11,983,300
                                                                          --------------
                                                                              42,012,430
                                                                          --------------
HEALTH CARE SERVICES  0.7%
Caremark Rx, Inc. (a).......................................    453,000       11,633,040
                                                                          --------------

HOME ENTERTAINMENT SOFTWARE  0.7%
Electronic Arts, Inc. (a)...................................    153,000       11,320,470
                                                                          --------------

HOME IMPROVEMENT RETAIL  2.0%
Home Depot, Inc. ...........................................    509,000       16,858,080
Lowe's Cos., Inc. ..........................................    363,000       15,590,850
                                                                          --------------
                                                                              32,448,930
                                                                          --------------
HOTELS  0.5%
Starwood Hotels & Resorts Worldwide, Inc. ..................    289,000        8,262,510
                                                                          --------------

HOUSEHOLD PRODUCTS  0.8%
Procter & Gamble Co. .......................................    140,000       12,485,200
                                                                          --------------

HYPERMARKETS & SUPER CENTERS  1.5%
Wal-Mart Stores, Inc. ......................................    471,000       25,278,570
                                                                          --------------

INDUSTRIAL CONGLOMERATES  3.2%
General Electric Co. .......................................  1,824,000       52,312,320
                                                                          --------------

INDUSTRIAL MACHINERY  1.9%
Danaher Corp. ..............................................    193,000       13,133,650
Eaton Corp. ................................................    114,000        8,961,540
Ingersoll-Rand Co., Class A (Bermuda).......................    206,000        9,747,920
                                                                          --------------
                                                                              31,843,110
                                                                          --------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
INSURANCE BROKERS  0.4%
Marsh & McLennan Cos., Inc. ................................    126,000   $    6,434,820
                                                                          --------------

INTEGRATED OIL & GAS  0.6%
ConocoPhillips..............................................    177,992        9,753,962
                                                                          --------------

INTEGRATED TELECOMMUNICATION SERVICES  0.7%
Amdocs Ltd. (Guernsey) (a)..................................    478,000       11,472,000
                                                                          --------------

INTERNET SOFTWARE & SERVICES  1.0%
Yahoo!, Inc. (a)............................................    478,900       15,688,764
                                                                          --------------

INVESTMENT BANKING & BROKERAGE  1.3%
Bear Stearns Cos., Inc. ....................................    105,000        7,604,100
Lehman Brothers Holdings, Inc. .............................    105,000        6,980,400
Merrill Lynch & Co., Inc. ..................................    133,000        6,208,440
                                                                          --------------
                                                                              20,792,940
                                                                          --------------
IT CONSULTING & OTHER SERVICES  1.3%
Affiliated Computer Services, Inc., Class A (a).............    454,000       20,761,420
                                                                          --------------

MANAGED HEALTH CARE  3.0%
Aetna, Inc. ................................................    166,000        9,993,200
Anthem, Inc. (a)............................................    241,000       18,593,150
UnitedHealth Group, Inc. ...................................    230,000       11,557,500
Wellpoint Health Networks, Inc. (a).........................    107,000        9,020,100
                                                                          --------------
                                                                              49,163,950
                                                                          --------------
MOTORCYCLE MANUFACTURERS  0.4%
Harley-Davidson, Inc. ......................................    185,000        7,374,100
                                                                          --------------

MOVIES & ENTERTAINMENT  2.5%
AOL Time Warner, Inc. (a)...................................  1,169,000       18,809,210
Fox Entertainment Group, Inc., Class A (a)..................    259,000        7,454,020
Viacom, Inc., Class B (a)...................................    356,000       15,542,960
                                                                          --------------
                                                                              41,806,190
                                                                          --------------
MULTI-LINE INSURANCE  0.9%
American International Group, Inc. .........................    275,000       15,174,500
                                                                          --------------

OIL & GAS DRILLING  0.7%
National-Oilwell, Inc. (a)..................................    282,000        6,204,000
Transocean, Inc. (a)........................................    254,000        5,580,380
                                                                          --------------
                                                                              11,784,380
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  2.2%
Baker Hughes, Inc. .........................................    153,000        5,136,210
BJ Services Co. (a).........................................    380,000       14,196,800

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Smith International, Inc. (a)...............................    259,000   $    9,515,660
Varco International, Inc. (a)...............................    356,000        6,977,600
                                                                          --------------
                                                                              35,826,270
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  0.9%
Apache Corp. ...............................................    217,900       14,176,574
                                                                          --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.9%
Citigroup, Inc. ............................................    645,000       27,606,000
Federated Investors, Inc., Class B..........................    158,000        4,332,360
                                                                          --------------
                                                                              31,938,360
                                                                          --------------
PERSONAL PRODUCTS  0.4%
Avon Products, Inc. ........................................    116,000        7,215,200
                                                                          --------------

PHARMACEUTICALS  11.2%
Abbott Laboratories.........................................    308,000       13,478,080
Allergan, Inc. .............................................    112,000        8,635,200
Biovail Corp. (Canada) (a)..................................    180,000        8,470,800
Bristol-Myers Squibb Co. ...................................    328,000        8,905,200
Eli Lilly & Co. ............................................    249,000       17,173,530
Forest Laboratories, Inc. (a)...............................    166,000        9,088,500
Johnson & Johnson...........................................    442,000       22,851,400
Merck & Co., Inc. ..........................................    289,000       17,498,950
Pfizer, Inc. ...............................................  1,428,500       48,783,275
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........    258,000       14,687,940
Wyeth.......................................................    350,000       15,942,500
                                                                          --------------
                                                                             185,515,375
                                                                          --------------
PROPERTY & CASUALTY  0.9%
Safeco Corp. ...............................................    229,000        8,079,120
Travelers Property Casualty Corp., Class A..................    378,369        6,016,067
                                                                          --------------
                                                                              14,095,187
                                                                          --------------
PUBLISHING  1.2%
Gannett Co., Inc. ..........................................    198,000       15,208,380
New York Times Co., Class A.................................    117,000        5,323,500
                                                                          --------------
                                                                              20,531,880
                                                                          --------------
REGIONAL BANKS  1.0%
Compass Bancshares, Inc. ...................................    251,000        8,767,430
National City Corp. ........................................    222,000        7,261,620
                                                                          --------------
                                                                              16,029,050
                                                                          --------------
RESTAURANTS  1.0%
Brinker International, Inc. (a).............................    260,000        9,365,200
Starbucks Corp. (a).........................................    316,000        7,748,320
                                                                          --------------
                                                                              17,113,520
                                                                          --------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                    SHARES         VALUE
SEMICONDUCTOR EQUIPMENT  0.9%
Applied Materials, Inc. (a).................................    550,000   $    8,723,000
Lam Research Corp. (a)......................................    314,000        5,717,940
                                                                          --------------
                                                                              14,440,940
                                                                          --------------
SEMICONDUCTORS  3.8%
Analog Devices, Inc. (a)....................................    406,000       14,136,920
Intel Corp. ................................................  1,091,000       22,675,344
National Semiconductor Corp. (a)............................    245,000        4,831,400
QLogic Corp. (a)............................................    142,400        6,882,192
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR
  (Taiwan-Republic of China) (a)............................    975,000        9,828,000
Xilinx, Inc. (a)............................................    206,000        5,213,860
                                                                          --------------
                                                                              63,567,716
                                                                          --------------
SOFT DRINKS  0.7%
PepsiCo, Inc. ..............................................    246,000       10,947,000
                                                                          --------------

SPECIALTY CHEMICALS  0.7%
Ecolab, Inc. ...............................................    471,000       12,057,600
                                                                          --------------

SPECIALTY STORES  1.3%
Bed Bath & Beyond, Inc. (a).................................    187,000        7,257,470
Staples, Inc. (a)...........................................    734,000       13,468,900
                                                                          --------------
                                                                              20,726,370
                                                                          --------------
SYSTEMS SOFTWARE  5.6%
Microsoft Corp. ............................................  2,489,000       63,743,290
Oracle Corp. (a)............................................    798,000        9,591,960
Symantec Corp. (a)..........................................    225,000        9,868,500
VERITAS Software Corp. (a)..................................    340,000        9,747,800
                                                                          --------------
                                                                              92,951,550
                                                                          --------------
THRIFTS & MORTGAGE FINANCE  1.6%
Countrywide Financial Corp. ................................     72,000        5,009,040
Fannie Mae..................................................    183,000       12,341,520
Washington Mutual, Inc. ....................................    216,000        8,920,800
                                                                          --------------
                                                                              26,271,360
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES  1.9%
AT&T Wireless Services, Inc. (a)............................  1,825,000       14,983,250
Nextel Communications, Inc., Class A (a)....................    321,000        5,803,680
Sprint Corp.--PCS Group, Inc. (a)...........................  1,910,000       10,982,500
                                                                          --------------
                                                                              31,769,430
                                                                          --------------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                                   VALUE
TOTAL LONG-TERM INVESTMENTS  96.7%
(Cost $1,454,764,000)..................................................   $1,598,786,480

REPURCHASE AGREEMENT  3.7%
UBS Securities ($61,212,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/30/03, to be sold on
  07/01/03 at $61,213,870)
  (Cost $61,212,000)...................................................       61,212,000
                                                                          --------------

TOTAL INVESTMENTS  100.4%
  (Cost $1,515,976,000)................................................    1,659,998,480
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................       (6,483,937)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,653,514,543
                                                                          ==============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $1,515,976,000).....................  $ 1,659,998,480
Receivables:
  Investments Sold..........................................        7,784,411
  Fund Shares Sold..........................................        1,629,024
  Dividends.................................................          930,085
  Interest..................................................            1,870
Other.......................................................          722,222
                                                              ---------------
    Total Assets............................................    1,671,066,092
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       12,462,949
  Distributor and Affiliates................................        1,978,845
  Fund Shares Repurchased...................................        1,404,812
  Investment Advisory Fee...................................          662,870
  Custodian Bank............................................           22,028
Accrued Expenses............................................          721,997
Trustees' Deferred Compensation and Retirement Plans........          298,048
                                                              ---------------
    Total Liabilities.......................................       17,551,549
                                                              ---------------
NET ASSETS..................................................  $ 1,653,514,543
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 2,568,462,989
Net Unrealized Appreciation.................................      144,022,480
Accumulated Net Investment Loss.............................       (3,848,097)
Accumulated Net Realized Loss...............................   (1,055,122,829)
                                                              ---------------
NET ASSETS..................................................  $ 1,653,514,543
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,191,462,792 and 114,066,080 shares of
    beneficial interest issued and outstanding).............  $         10.45
    Maximum sales charge (5.75%* of offering price).........              .64
                                                              ---------------
    Maximum offering price to public........................  $         11.09
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $416,408,690 and 42,922,496 shares of
    beneficial interest issued and outstanding).............  $          9.70
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $45,643,061 and 4,647,090 shares of
    beneficial interest issued and outstanding).............  $          9.82
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $48,616).....  $   7,138,594
Interest....................................................        338,341
                                                              -------------
    Total Income............................................      7,476,935
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      3,779,262
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,368,302, $1,969,714 and $218,759,
  respectively).............................................      3,556,775
Shareholder Services........................................      3,067,446
Custody.....................................................         78,380
Legal.......................................................         36,624
Trustees' Fees and Related Expenses.........................         19,754
Other.......................................................        445,034
                                                              -------------
    Total Expenses..........................................     10,983,275
    Less Credits Earned on Cash Balances....................         12,370
                                                              -------------
    Net Expenses............................................     10,970,905
                                                              -------------
NET INVESTMENT LOSS.........................................  $  (3,493,970)
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (95,933,685)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (113,078,745)
  End of the Period.........................................    144,022,480
                                                              -------------
Net Unrealized Appreciation During the Period...............    257,101,225
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................  $ 161,167,540
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 157,673,570
                                                              =============

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................   $   (3,493,970)     $   (5,734,380)
Net Realized Loss.....................................      (95,933,685)       (504,021,297)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      257,101,225        (222,380,713)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      157,673,570        (732,136,390)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      101,216,902         343,950,225
Cost of Shares Repurchased............................     (207,154,472)       (559,231,151)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (105,937,570)       (215,280,926)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       51,736,000        (947,417,316)
NET ASSETS:
Beginning of the Period...............................    1,601,778,543       2,549,195,859
                                                         --------------      --------------
End of the Period (Including accumulated net
  investment loss of $3,848,097 and $354,127,
  respectively).......................................   $1,653,514,543      $1,601,778,543
                                                         ==============      ==============

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX
                                   MONTHS
                                    ENDED                            YEAR ENDED DECEMBER 31,
CLASS A SHARES                    JUNE 30,     -------------------------------------------------------------------
                                  2003 (b)      2002 (b)        2001          2000          1999          1998
                                 ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $   9.44       $  13.41     $   16.95       $ 22.77      $  20.63      $  17.41
                                  --------       --------     ---------       -------      --------      --------
  Net Investment Income/Loss...       (.01)          (.01)         (.02)         (.08)         (.03)          .06
  Net Realized and Unrealized
    Gain/Loss..................       1.02          (3.96)        (3.50)        (3.17)         5.20          3.98
                                  --------       --------     ---------       -------      --------      --------
Total from Investment
  Operations...................       1.01          (3.97)        (3.52)        (3.25)         5.17          4.04
                                  --------       --------     ---------       -------      --------      --------
Less:
  Distributions from Net
    Investment Income..........        -0-            -0-           -0-           -0-           -0-           .05
  Distributions from Net
    Realized Gain..............        -0-            -0-           .02          2.57          3.03           .77
                                  --------       --------     ---------       -------      --------      --------
Total Distributions............        -0-            -0-           .02          2.57          3.03           .82
                                  --------       --------     ---------       -------      --------      --------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $  10.45       $   9.44     $   13.41       $ 16.95      $  22.77      $  20.63
                                  ========       ========     =========       =======      ========      ========

Total Return (a)...............     10.70%*       -29.60%       -20.75%       -14.98%        26.56%        23.56%
Net Assets at End of the Period
  (In millions)................   $1,191.5       $1,152.9      $1,770.4      $2,293.4      $2,591.1      $2,137.4
Ratio of Expenses to Average
  Net Assets...................      1.18%          1.08%         1.05%          .89%          .91%          .94%
Ratio of Net Investment Income/
  Loss to Average Net Assets...      (.23%)         (.06%)        (.15%)        (.30%)        (.13%)         .32%
Portfolio Turnover.............        63%*           93%           90%          117%          111%           72%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 16                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                   JUNE 30,   ----------------------------------------------------
                                 2003 (b)   2002 (b)   2001 (b)   2000 (b)     1999     1998 (b)
                                 ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $ 8.80    $ 12.60    $ 16.05    $ 21.88    $  20.07    $17.06
                                  ------    -------    -------    -------    --------    ------
  Net Investment Loss..........     (.04)      (.09)      (.12)      (.23)       (.15)     (.09)
  Net Realized and Unrealized
    Gain/Loss..................      .94      (3.71)     (3.31)     (3.03)       4.99      3.88
                                  ------    -------    -------    -------    --------    ------
Total from Investment
  Operations...................      .90      (3.80)     (3.43)     (3.26)       4.84      3.79
Less Distributions from Net
  Realized Gain................      -0-        -0-        .02       2.57        3.03       .78
                                  ------    -------    -------    -------    --------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $ 9.70    $  8.80    $ 12.60    $ 16.05    $  21.88    $20.07
                                  ======    =======    =======    =======    ========    ======

Total Return (a)...............   10.23%*   -30.16%    -21.35%    -15.65%      25.54%    22.65%
Net Assets at End of the Period
  (In millions)................   $416.4    $ 403.2    $ 693.8    $ 976.5    $1,020.8    $816.3
Ratio of Expenses to Average
  Net Assets...................    1.95%      1.85%      1.80%      1.67%       1.67%     1.74%
Ratio of Net Investment Loss to
  Average Net Assets...........   (1.00%)     (.83%)     (.91%)    (1.09%)      (.91%)    (.49%)
Portfolio Turnover.............      63%*       93%        90%       117%        111%       72%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX
                                   MONTHS
                                   ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                    JUNE 30,   --------------------------------------------------
                                  2003 (b)   2002 (b)   2001 (b)   2000 (b)    1999    1998 (b)
                                  -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $ 8.91    $ 12.76    $ 16.25    $ 22.09    $20.24    $17.19
                                   ------    -------    -------    -------    ------    ------
  Net Investment Loss...........     (.05)      (.09)      (.12)      (.21)     (.14)     (.09)
  Net Realized and Unrealized
    Gain/Loss...................      .96      (3.76)     (3.35)     (3.06)     5.02      3.91
                                   ------    -------    -------    -------    ------    ------
Total from Investment
  Operations....................      .91      (3.85)     (3.47)     (3.27)     4.88      3.82
Less Distributions from Net
  Realized Gain.................      -0-        -0-        .02       2.57      3.03       .77
                                   ------    -------    -------    -------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................   $ 9.82    $  8.91    $ 12.76    $ 16.25    $22.09    $20.24
                                   ======    =======    =======    =======    ======    ======

Total Return (a)................   10.21%*   -30.17%    -21.33%    -15.54%    25.59%    22.65%
Net Assets at End of the Period
  (In millions).................   $ 45.6    $  45.7    $  85.0    $ 124.2    $117.9    $ 86.0
Ratio of Expenses to Average Net
  Assets (c)....................    1.95%      1.85%      1.80%      1.55%     1.68%     1.74%
Ratio of Net Investment Loss to
  Average Net Assets............   (1.00%)     (.83%)     (.91%)     (.96%)    (.90%)    (.48%)
Portfolio Turnover..............      63%*       93%        90%       117%      111%       72%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2000.

 18                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Enterprise Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks. The Fund commenced investment operations on January 7, 1954. The distribution of the Fund's Class B and Class C Shares commenced on December 20, 1991 and July 20, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Premiums on debt securities are amortized and discounts are accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $876,530,242 which will expire between December 31, 2009 and December 31, 2010.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,546,887,812
                                                              --------------
Gross tax unrealized appreciation...........................     178,408,681
Gross tax unrealized depreciation...........................     (65,298,013)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  113,110,668
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $12,370 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     0.50%
Next $1 billion.............................................     0.45%
Next $1 billion.............................................     0.40%
Over $3 billion.............................................     0.35%

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $36,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $55,700 representing

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $2,541,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $182,065 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $111,303.

3. CAPITAL TRANSACTIONS

At June 30, 2003, capital aggregated $1,642,590,099, $822,418,721, and
$103,454,169 for Classes A, B, and C, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    7,676,315    $  75,225,197
  Class B...................................................    2,561,878       23,115,408
  Class C...................................................      313,513        2,876,297
                                                              -----------    -------------
Total Sales.................................................   10,551,706    $ 101,216,902
                                                              ===========    =============
Repurchases:
  Class A...................................................  (15,757,354)   $(151,755,702)
  Class B...................................................   (5,466,643)     (48,337,094)
  Class C...................................................     (790,938)      (7,061,676)
                                                              -----------    -------------
Total Repurchases...........................................  (22,014,935)   $(207,154,472)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At December 31, 2002, capital aggregated $1,719,120,604, $847,640,407, and
$107,639,548 for Classes A, B, and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   23,034,232    $ 253,655,843
  Class B...................................................    7,575,134       79,548,720
  Class C...................................................    1,027,155       10,745,662
                                                              -----------    -------------
Total Sales.................................................   31,636,521    $ 343,950,225
                                                              ===========    =============
Repurchases:
  Class A...................................................  (32,904,883)   $(355,327,779)
  Class B...................................................  (16,811,643)    (176,789,536)
  Class C...................................................   (2,569,912)     (27,113,836)
                                                              -----------    -------------
Total Repurchases...........................................  (52,286,438)   $(559,231,151)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2003 and the year ended December 31, 2002, 137,114 and 1,990,770, Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and the year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $223,200 and CDSC on redeemed shares of Class B and C of approximately $481,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $959,211,210, and $1,074,793,061, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended June 30, 2003 are payments retained by Van Kampen of approximately $1,614,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $73,100. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $11,422,900 and $576,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Asian Equity**
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American**
   Worldwide High Income

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Fund Info                                          (COMPUTER ICON)

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us
                                                            (MAIL ICON)

 * Open to new investors for a limited time

** Closed to new Investors

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN ENTERPRISE FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

1   Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 12, 112, 212
                                                 ENT SAR 8/03 11594H03-AP-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Enterprise Fund
            ---------------------------------------------

By: /s/ Ronald E. Robison
   ---------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   --------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
   -------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003